Related Party Transactions (Notes)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS:
ETE has agreements with subsidiaries to provide or receive various general and administrative services. ETE pays us to provide services on its behalf and on behalf of other subsidiaries of ETE, which includes the reimbursement of various operating and general and administrative expenses incurred by us on behalf of ETE and its subsidiaries.
In January 2016, ETE and ETP agreed to extend the $95 million annual management fee paid to ETP through 2016.
The Partnership also has related party transactions with several of its equity method investees. In addition to commercial transactions, these transactions include the provision of certain management services and leases of certain assets.
The following table summarizes the affiliate revenues on our consolidated statements of operations:

	Years Ended December 31,
	2016	2015	2014
Affiliated revenues	$377	$417	$965

The following table summarizes the related company balances on our consolidated balance sheets:

	December 31,
	2016	2015
Accounts receivable from related companies:
ETE	$22	$110
Sunoco LP	96	3
PES	6	10
FGT	15	13
Lake Charles LNG	4	36
Trans-Pecos Pipeline, LLC	1	29
Comanche Trail Pipeline, LLC	—	22
Other	65	45
Total accounts receivable from related companies	$209	$268

Accounts payable to related companies:
ETE	$—	$1
Sunoco LP	20	5
FGT	1	1
Lake Charles LNG	3	3
Other	19	15
Total accounts payable to related companies	$43	$25

	December 31,
	2016	2015
Long-term notes receivable (payable) – related companies:
Sunoco LP	$87	$(233)
Phillips 66	(250)	—
Net long-term notes receivable (payable) – related companies	$(163)	$(233)